ASSET ACQUISITION (Details) - NATURALSHRIMP INCORPORATED [Member]	12 Months Ended
Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Consideration allocated	$ 10,136,000
Allocated percentage	100.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Consideration allocated	$ 7,015,000
Allocated percentage	69.20%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Consideration allocated	$ 202,000
Allocated percentage	2.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Consideration allocated	$ 2,797,000
Allocated percentage	26.60%
Land [Member]
Property, Plant and Equipment [Line Items]
Consideration allocated	$ 122,000
Allocated percentage	1.20%